Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain investments represent mutual funds and common and collective trusts managed by T. Rowe Price, the trustee. Other related party transactions involve the purchases, sales and holdings of common stock of the Company and notes receivable from participants. During 2025 total fees paid to related parties were $350,478.
The Company provides certain administrative services at no cost to the Plan.